Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable, expected credit losses	$ 55	$ 55